Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2012
Consolidated Statements of Comprehensive Income
Other Comprehensive Income (Loss)

20.      Other Comprehensive Income (Loss)

The following is a summary of the change in accumulated other comprehensive income balances, net of tax from December 31, 2011 to December 31, 2012:

	Balance	Current	Balance
	at	Period	at
	12/31/2011	Change	12/31/2012

Unrealized gains on securities available for sale	$113,248	$2,832,397	$2,945,645
Unrealized loss on pension benefits	(2,235,486)	200,435	(2,035,051)

Total	$(2,122,238)	$3,032,832	$910,594

The following is a summary of the accumulated other comprehensive income balances included in stockholders’ equity at December 31, 2012:

	Gross		Balance at
	Balance at	Tax	12/31/2012
	12/31/2012	Effect	net of tax

Unrealized gains on securities available for sale	$4,909,411	$(1,963,766)	$2,945,645
Unrealized loss on pension benefits	(3,391,752)	1,356,701	(2,035,051)

Total	$1,517,659	$(607,065)	$910,594